Annual Total Returns - FidelityLeveragedCompanyStockFund-AMCIZPRO - FidelityLeveragedCompanyStockFund-AMCIZPRO - Fidelity Leveraged Company Stock Fund - Fidelity Advisor Leveraged Company Stock Fund - Class A
Oct. 04, 2024
Bar Chart Table:
Annual Return 2014	5.59%
Annual Return 2015	(6.05%)
Annual Return 2016	7.26%
Annual Return 2017	21.02%
Annual Return 2018	(16.42%)
Annual Return 2019	35.60%
Annual Return 2020	26.74%
Annual Return 2021	26.16%
Annual Return 2022	(23.14%)
Annual Return 2023	26.11%